                                                                        (L LOGO)


WEALTH BUILDING OPPORTUNITY

NATIONAL SECURITY
VARIABLE ACCOUNT L


                                            ANNUAL REPORT
                                            ------------------------------------
                                            DECEMBER 31, 2005


                                            National Security Variable Account L


(NATIONAL SECURITY LIFE AND ANNUITY CO. LOGO)            National Security
(R)                                                      Life and Annuity Co.(R)

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                   ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE CHIEF EXECUTIVE OFFICER

We are pleased to provide you with your copy of the 2005 National Security Variable Account L Annual Report. The report outlines the performance of the underlying portfolios owned by National Security Variable Account L for 2005. We're pleased to share these results with you.

Please also refer to the accompanying Fund Annual Report for detailed information regarding Ohio National Fund, Inc. Annual reports for any other fund to which you allocated your contract values will be sent in a future mailing.

We appreciate you choosing a National Security Life and Annuity product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-877-446-6060.

/s/ JOHN PALMER
Chief Executive Officer
February 20, 2006

                               ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account L.

THIS ANNUAL REPORT HAS FOUR MAJOR SECTIONS:

STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY
This statement lists all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

STATEMENTS OF OPERATIONS
The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. This statement also shows reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain
(loss).

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
The Statements of Changes in Contract Owners' Equity include increase or decrease in Contract Owners' Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, transfers to and from other subaccounts, and cost of insurance and administrative fee. The sum of these two sections represents the Net Change in Contract Owners' Equity which, when added to the beginning Contracts Owners' Equity, equals Contract Owners' Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

NOTES TO THE FINANCIAL STATEMENTS
The Notes to the Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

NATIONAL SECURITY VARIABLE ACCOUNT L

 STATEMENTS OF ASSETS AND CONTRACT OWNERS' EQUITY              DECEMBER 31, 2005

                                                                                 CONTRACT OWNERS'
                                                                  ASSETS              EQUITY
                                                              --------------    -------------------
                                                                                   CONTRACTS IN
                                                              INVESTMENTS AT    ACCUMULATION PERIOD
                                                                FAIR VALUE           (NOTE 4)
                                                              --------------    -------------------
OHIO NATIONAL FUND, INC.:
S&P 500 Index Subaccount
454 Shares (Cost $5,575)....................................     $ 5,892              $ 5,892
High Income Bond Subaccount
680 Shares (Cost $5,782)....................................       5,777                5,777
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Growth & Income Subaccount
492 Shares (Cost $5,619)....................................       5,890                5,890
Core U.S. Equity Subaccount
74 Shares (Cost $886).......................................         970                  970
FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS
2:
VIP Contrafund Subaccount
209 Shares (Cost $5,475)....................................       6,420                6,420
                                                                 -------              -------
TOTALS......................................................     $24,949              $24,949
                                                                 =======              =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT L

 STATEMENTS OF OPERATIONS                 FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                  FIDELITY VARIABLE
                                                                                                      INSURANCE
                                                                                                      PRODUCTS
                                                                        GOLDMAN SACHS VARIABLE     FUND -- SERVICE
                                             OHIO NATIONAL FUND, INC.       INSURANCE TRUST            CLASS 2
                                             ------------------------   -----------------------   -----------------
                                              S&P 500     HIGH INCOME    GROWTH &    CORE U.S.           VIP
                                               INDEX         BOND         INCOME       EQUITY        CONTRAFUND          TOTAL
                                             SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT       SUBACCOUNTS
                                             ----------   -----------   ----------   ----------   -----------------   -----------
                                                2005         2005          2005         2005            2005             2005
                                             ----------   -----------   ----------   ----------   -----------------   -----------
Investment activity:
  Reinvested dividends.....................     $ 59         $ 271         $ 96         $ 7             $  5            $  438
  Risk & administrative expense (note 2)...      (32)          (32)         (33)         (5)             (34)             (136)
                                                ----         -----         ----         ---             ----            ------
       Net investment activity.............       27           239           63           2              (29)              302
                                                ----         -----         ----         ---             ----            ------
Reinvested capital gains...................        0             0            0           0                1                 1
                                                ----         -----         ----         ---             ----            ------
Realized & unrealized gain (loss) on
  investments:
  Realized gain............................       51            48           68           4               91               262
  Unrealized gain (loss)...................      133          (165)          26          51              674               719
                                                ----         -----         ----         ---             ----            ------
       Net gain (loss) on investments......      184          (117)          94          55              765               981
                                                ----         -----         ----         ---             ----            ------
          Net increase in contract owners'
            equity from operations.........     $211         $ 122         $157         $57             $737            $1,284
                                                ====         =====         ====         ===             ====            ======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT L

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY  FOR THE PERIOD ENDED DECEMBER
                                                                    31, 2005 AND
       FROM COMMENCEMENT OF OPERATIONS ON FEBRUARY 24, 2004 TO DECEMBER 31, 2004

                                                                            OHIO NATIONAL FUND, INC.
                                                              ----------------------------------------------------
                                                              MONEY MARKET     S&P 500 INDEX     HIGH INCOME BOND
                                                               SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                                              ------------   -----------------   -----------------
                                                                  2004        2005      2004      2005      2004
                                                              ------------   -------   -------   -------   -------
Increase in contract owners' equity from operations:
  Net investment activity...................................    $     0      $    27   $    23   $   239   $    (1)
  Reinvested capital gains..................................          0            0         0         0         0
  Realized gain (loss)......................................          0           51       (15)       48        20
  Unrealized gain (loss)....................................          0          133       185      (165)      160
                                                                -------      -------   -------   -------   -------
     Net increase in contract owners' equity from
      operations............................................          0          211       193       122       179
                                                                -------      -------   -------   -------   -------
Equity transactions:
  Contract purchase payments................................      4,150        4,062     3,410     4,062     3,410
  Transfers to & from other subaccounts.....................     (3,700)           0       904         0       904
  Cost of insurance & administrative fee (note 2)...........       (450)      (1,507)   (1,381)   (1,485)   (1,415)
                                                                -------      -------   -------   -------   -------
     Net equity transactions................................          0        2,555     2,933     2,577     2,899
                                                                -------      -------   -------   -------   -------
       Net change in contract owners' equity................          0        2,766     3,126     2,699     3,078
Contract owners' equity:
  Beginning of period.......................................          0        3,126         0     3,078         0
                                                                -------      -------   -------   -------   -------
  End of period.............................................    $     0      $ 5,892   $ 3,126   $ 5,777   $ 3,078
                                                                =======      =======   =======   =======   =======
Change in units:
  Beginning units...........................................          0          181         0       227         0
                                                                -------      -------   -------   -------   -------
  Units purchased...........................................        156          234       264       299       333
  Units redeemed............................................       (156)         (87)      (83)     (109)     (106)
                                                                -------      -------   -------   -------   -------
  Ending units..............................................          0          328       181       417       227
                                                                =======      =======   =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT L

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY  FOR THE PERIOD ENDED DECEMBER
                                                                    31, 2005 AND
       FROM COMMENCEMENT OF OPERATIONS ON FEBRUARY 24, 2004 TO DECEMBER 31, 2004

                                                                                                            FIDELITY VARIABLE
                                                                                                            INSURANCE PRODUCTS
                                                                                                             FUND -- SERVICE
                                                                GOLDMAN SACHS VARIABLE INSURANCE TRUST           CLASS 2
                                                               -----------------------------------------    ------------------
                                                                 GROWTH & INCOME       CORE U.S. EQUITY       VIP CONTRAFUND
                                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                               --------------------    -----------------    ------------------
                                                                 2005        2004       2005       2004      2005       2004
                                                               --------    --------    -------    ------    -------    -------
Increase in contract owners' equity from operations:
  Net investment activity...................................   $    63     $    34      $   2      $  3     $   (29)   $   (10)
  Reinvested capital gains..................................         0           0          0         0           1          0
  Realized gain (loss)......................................        68           9          4         0          91        (18)
  Unrealized gain (loss)....................................        26         245         51        33         674        271
                                                               -------     -------      -----      ----     -------    -------
     Net increase in contract owners' equity from
      operations............................................       157         288         57        36         737        243
                                                               -------     -------      -----      ----     -------    -------
Equity transactions:
  Contract purchase payments................................     4,062       3,410        559       420       4,063      3,410
  Transfers to & from other subaccounts.....................         0         904          0        84           0        904
  Cost of insurance & administrative fee (note 2)...........    (1,527)     (1,404)      (101)      (85)     (1,557)    (1,380)
                                                               -------     -------      -----      ----     -------    -------
     Net equity transactions................................     2,535       2,910        458       419       2,506      2,934
                                                               -------     -------      -----      ----     -------    -------
       Net change in contract owners' equity................     2,692       3,198        515       455       3,243      3,177
Contract owners' equity:
  Beginning of period.......................................     3,198           0        455         0       3,177          0
                                                               -------     -------      -----      ----     -------    -------
  End of period.............................................   $ 5,890     $ 3,198      $ 970      $455     $ 6,420    $ 3,177
                                                               =======     =======      =====      ====     =======    =======
Change in units:
  Beginning units...........................................       306           0         47         0         287          0
                                                               -------     -------      -----      ----     -------    -------
  Units purchased...........................................       387         450         58        56         351        421
  Units redeemed............................................      (146)       (144)       (11)       (9)       (137)      (134)
                                                               -------     -------      -----      ----     -------    -------
  Ending units..............................................       547         306         94        47         501        287
                                                               =======     =======      =====      ====     =======    =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT L

 STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY  FOR THE PERIOD ENDED DECEMBER
                                                                    31, 2005 AND
       FROM COMMENCEMENT OF OPERATIONS ON FEBRUARY 24, 2004 TO DECEMBER 31, 2004

                                                                  TOTAL SUBACCOUNTS
                                                              -------------------------
                                                                 2005          2004
                                                              -----------   -----------
Increase in contract owners' equity from operations:
  Net investment activity...................................    $   302       $    49
  Reinvested capital gains..................................          1             0
  Realized gain (loss)......................................        262            (4)
  Unrealized gain (loss)....................................        719           894
                                                                -------       -------
     Net increase in contract owners' equity from
      operations............................................      1,284           939
                                                                -------       -------
Equity transactions:
  Contract purchase payments................................     16,808        18,210
  Transfers to & from other subaccounts.....................          0             0
  Cost of insurance & administrative fee (note 2)...........     (6,177)       (6,115)
                                                                -------       -------
     Net equity transactions................................     10,631        12,095
                                                                -------       -------
       Net change in contract owners' equity................     11,915        13,034
Contract owners' equity:
  Beginning of period.......................................     13,034             0
                                                                -------       -------
  End of period.............................................    $24,949       $13,034
                                                                =======       =======
Change in units:
  Beginning units...........................................      1,048             0
                                                                -------       -------
  Units purchased...........................................      1,329         1,680
  Units redeemed............................................       (490)         (632)
                                                                -------       -------
  Ending units..............................................      1,887         1,048
                                                                =======       =======

   The accompanying notes are an integral part of these financial statements.

NATIONAL SECURITY VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS                                  December 31, 2005

(1)BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   National Security Variable Account L (the Account) is a separate account of National Security Life and Annuity Company (NSLA) and all obligations arising under variable life insurance policies are general corporate obligations of NSLA. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account commenced operations on February 24, 2004.

   Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., Goldman Sachs Variable Insurance Trust, and Fidelity Variable Insurance Products Fund -- Service Class 2, (collectively, the "Funds"). The Funds are diversified open-end management investment companies. The Funds' investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

   The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2005. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

   Ohio National Investments, Inc. ("ONI"), a wholly owned subsidiary of The Ohio National Life Insurance Company (ONLIC), performs investment advisory services on behalf of the Ohio National Fund, Inc. (ON Fund) in which the Account invests. NSLA is a subsidiary of ONLIC. For these services, ONI received fees from the ON Fund of approximately $12.2 million and $10.4 million for the years ended December 31, 2005 and 2004, respectively.

   Policy holders may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of NSLA. The accompanying financial statements include only the policy holders premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits. There were no transfers to or from the NSLA fixed portion of life insurance policies from the Account for the periods ended December 31, 2005 and 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Some of the underlying mutual funds have been established by investment advisors which manage publicly traded mutual funds, having similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performances of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

(2)RISK & ADMINISTRATIVE EXPENSE AND CONTRACT CHARGES

   Although variable life payments differ according to the investment performance of the underlying mutual funds within the Accounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk under the policies. NSLA charges the Accounts' assets for assuming those risks. Such charges will be assessed through the unit value calculation.

   Total premium expense charges in the Account assessed by NSLA amounted to approximately $1,246 and $1,350 during 2005 and 2004 respectively.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT L
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

   The following table illustrates product and contract level charges:

                                                                  SECURITY ADVANTAGE VUL
   MORTALITY AND EXPENSE RISK FEES
   This basic charge is assessed through reduction of daily
   unit values:................................................            0.75%
   The following charges are assessed through the redemption of units:
   PREMIUM EXPENSE CHARGE
   Deducted from premiums upon receipt.........................        3.9% to 4.9%
   PREMIUM TAXES
   Deducted from premiums upon receipt.........................             2%
   SURRENDER FEES
   Deducted from the Accumulation Value during the first 15
   policy years, and for 15 years following an increase in the stated amount, in the event of a full surrender, partial
   surrender and decreases in stated amount. (per $1,000)......      $12.29 to $132.66
   TRANSFER FEES -- per transfer
   (currently no charge for the first 12 transfers each
   contract year)..............................................          $3 to $15
   ADMINISTRATIVE FEES
   Upon the partial surrender amount. (of the amount
   surrendered)................................................   the lesser of $25 or 2%
   COST OF INSURANCE
   Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980
   Commissioner's Standard Ordinary Mortality tables. (per
   $1,000).....................................................       $.045 to $83.33
   MAINTENANCE FEE
   Deducted monthly............................................             $7
   The following charges for riders are assessed through the redemption of units:
   CONTINUATION OF COVERAGE RIDER
   Deducted monthly. Provides for payment of full death benefit
   past maturity date. (per $1,000)............................       $0.00 to $0.17
   ACCIDENTAL DEATH BENEFIT
   Deducted monthly. Provides additional death benefit if
   insured's sole cause of death is an accident. (per
   $1,000).....................................................       $0.05 to $0.29
   LIFETIME ADVANTAGE RIDER
   Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness.
   Reduction of remaining death benefit of the amount taken
   under the rider.............................................          up to 10%
   EXCHANGE OF LIFE INSURED -- per exchange
   Allows the insured life to be changed.......................             $75
   GUARANTEED PURCHASE OPTION
   Deducted monthly. Provides the right to purchase chosen
   amount of insurance coverage at certain dates without
   evidence of insurability. (per $1,000)......................       $0.00 to $0.19
   WAIVER OF STIPULATED PREMIUM FOR TOTAL DISABILITY
   Deducted monthly. Credits a stipulated premium to the policy
   if insured is totally disabled. (per $1,000)................       $0.01 to $0.18

   Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

                                                                     (continued)

NATIONAL SECURITY VARIABLE ACCOUNT L
NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      December 31, 2005

(3) FEDERAL INCOME TAXES

   Operations of the Account form a part of, and are taxed with, operations of NSLA which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the policy holder upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares. Accordingly, NSLA does not provide for income taxes within the Account.

(4) FINANCIAL HIGHLIGHTS

   The following is a summary of accumulation units, value per unit, and fair value (fair value represents the contracts in accumulation period) as of December 31, and expenses, total return and investment income ratio for the periods then ended, for the respective subaccounts and products:

                                                                                                                INVESTMENT
                                                    ACCUMULATION   VALUE PER     FAIR                 TOTAL       INCOME
                                                      UNITS***        UNIT      VALUE    EXPENSES*   RETURN**   RATIO****
                                                    ------------   ----------   ------   ---------   --------   ----------
OHIO NATIONAL FUND, INC.:
S&P 500 INDEX SUBACCOUNT
2005..............................................      328        $17.954296   $5,892     0.75%       3.69%         1.37%
2004..............................................      181        $17.315314   $3,126     0.75%       9.48%         2.39%
HIGH INCOME BOND SUBACCOUNT
2005..............................................      417        $13.866829   $5,777     0.75%       2.23%         6.36%
2004..............................................      227        $13.564645   $3,078     0.75%       9.84%         0.66%
GOLDMAN SACHS VARIABLE INSURANCE TRUST:
GROWTH & INCOME SUBACCOUNT
2005..............................................      547        $10.776721   $5,890     0.75%       3.16%         2.18%
2004..............................................      306        $10.446877   $3,198     0.75%      17.91%         3.07%
CORE U.S. EQUITY SUBACCOUNT
2005..............................................       94        $10.298596   $  970     0.75%       5.72%         1.02%
2004..............................................       47        $ 9.741352   $  455     0.75%      14.08%         2.30%
FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND -- SERVICE CLASS 2:
VIP CONTRAFUND SUBACCOUNT
2005..............................................      501        $12.812915   $6,420     0.75%      15.78%         0.10%
2004..............................................      287        $11.066510   $3,177     0.75%      14.30%         0.00%

   ------------------

      * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to policy holder accounts through the redemption of units.

     ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Although the Account commenced operations on February 24, 2004, it began tracking the value per unit on January 1, 2004. Accordingly, the 2004 total returns presented represented the actual twelve month return for the subaccount for the period ended December 31, 2004.

    *** Accumulation units are rounded to the nearest whole number.

   **** The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio exclude those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

NATIONAL SECURITY VARIABLE ACCOUNT L

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of National Security Life and Annuity Company and Contract Owners of National Security Variable Account L:

We have audited the accompanying statements of assets and contract owners' equity of National Security Variable Account L (comprised of the sub-accounts listed in note 2) (collectively, "the Account") as of December 31, 2005, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners' equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, OH
February 20, 2006

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

National Variable Account L
Post Office Box 5363
Cincinnati, Ohio 45201-5363

Form 1324-NSLAC Rev. 02-06